Shareholder Report, Average Annual Return (Details) 74200026700_Franklin Mutual Beacon Fund_Class A_TSR Annual {Class A}	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Average Annual Return, Percent	18.38%	8.51%	8.93%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
Average Annual Return, Percent	25.28%	9.74%	9.55%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index-NR
Average Annual Return, Percent	22.34%	11.19%	11.72%
MSCI World Value Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Value Index-NR
Average Annual Return, Percent	20.79%	11.35%	9.23%